Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of miscellaneous assets
Miscellaneous consist of the following at year end:

	2020	2019
Judicial deposits	$36,943	$46,148
Tax credits	10,365	21,067
Prepaid property and equipment	5,967	7,770
Notes receivable	4,484	5,876
Rent deposits	2,991	3,196
Others	11,899	11,757
	$72,649	$95,814